Deferred Taxation - Disclosure of Detailed Information about Unrecognized Tax Losses Explanatory (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ 0	$ 0	$ 0
Credit (charge) to profit or loss	0	0	0
Deferred tax liability (asset)	0	0	0
Accelerated Tax Depreciation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(5)	(11)	(51)
Credit (charge) to profit or loss	4	6	40
Deferred tax liability (asset)	(1)	(5)	(11)
Accrual [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	5	11	51
Credit (charge) to profit or loss	(4)	(6)	(40)
Deferred tax liability (asset)	$ 1	$ 5	$ 11